Earnings per share ("EPS")	9 Months Ended
Sep. 30, 2018
Earnings per share ("EPS")
Earnings per share ("EPS")

Note 15 – Earnings per share (“EPS”)

For the three months ended September 30, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$52.1	186.1	$0.28
Effect of dilutive securities	—	0.3	—
Diluted EPS	$52.1	186.4	$0.28

For the three months ended September 30, 2017
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$60.0	185.5	$0.32
Effect of dilutive securities	—	0.4	—
Diluted EPS	$60.0	185.9	$0.32

For the nine months ended September 30, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$170.3	186.1	$0.92
Effect of dilutive securities	—	0.3	(0.01)
Diluted EPS	$170.3	186.4	$0.91

For the nine months ended September 30, 2017
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$151.2	181.9	$0.83
Effect of dilutive securities	—	0.4	—
Diluted EPS	$151.2	182.3	$0.83

For the three months ended September 30, 2018,  145,521 stock options (Q3/2017 – nil) were excluded from the computation of diluted EPS due to being anti-dilutive. For the nine months ended September 30, 2018,  145,521 stock options (YTD/2017 – 263,568) were excluded from the computation of diluted EPS due to being anti-dilutive. Restricted share units totalling 73,762 were excluded from the computation of diluted EPS for the three and nine months ended September 30, 2018  (three and nine months ended September 30, 2017 – 84,094) due to the performance criteria for the vesting of the RSUs not being measurable as at September 30, 2018.